Victory Science & Technology Fund Expense Example - Victory Science & Technology Fund	Apr. 30, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	698
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,237
Expense Example, with Redemption, 10 Years	$ 2,031